File No. 33-44579
                                    811-6498
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 18           x

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                                Amendment No. 21                  x


                              PIC INVESTMENT TRUST

               (Exact name of registrant as specified in charter)

                             300 North Lake Avenue
                             Pasadena, CA 91101-4106
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500


                                 THAD M. BROWN
                          Provident Investment Counsel
                             300 North Lake Avenue
                            Pasadena, CA 91101-4106
               (Name and address of agent for service of process)


     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.


It is proposed that this filing will become effective (check appropriate box)

|_| Immediately upon filing pursuant to paragraph (b)

|X| On December 31, 1997 pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| On             pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2)

|_| On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, $.001.

         The Registrant filed its 24f-2 Notice on December 27, 1996.

                              PIC INVESTMENT TRUST
                                    FORM N-1A


                              CROSS REFERENCE SHEET
                   (For the Provident Tax Managed Growth Fund)


Part A

Form
N-1A
Item
No.      Item                                Location in Prospectus


 1.       Cover Page                         Cover page
 2.       Synopsis                           "Fee Table"
 3.       Condensed Financial Information    "Selected Financial Information"
 4.       General Description of Registrant  "General Information"; "Investment
                                             Objective and Policies";
                                             "Investment Restrictions"
 5.       Management of the Fund             "Management"; "How to Invest in
                                             the Funds"; "General Information"
 5B.      Management's Discussion of Fund
            Performance                      Not applicable
 6.       Capital Stock and Other
            Securities                       "General Information"; "Dividends
                                             and Tax Status"
 7.       Purchase of Securities Being
             Offered                         "How to Invest in the Funds"
 8.       Redemption or Repurchase           "How to Redeem an Investment in
                                             the Funds"
 9.       Pending Legal Proceedings          Not applicable

Part B    Location in SAI

10.       Cover Page                         Cover Page
11.       Table of Contents                  "Table of Contents"
12.       General Information and History    Not applicable
13.       Investment Objective and Policies  "Investment Objectives and
                                             Policies"
14.       Management of the Fund             "Management"
15.       Control Persons and Principal
             Holders of Securities           "General Information"
16.       Investment Advisory and Other
             Services                        "Management"
17.       Brokerage Allocation               "Portfolio Transactions and
                                             Brokerage"
18.       Capital Stock and Other
             Securities                      "General Information"
19.       Purchase, Redemption and Pricing
          of Securities Being Offered        "Net Asset Value"
20.       Tax Status                         "Taxation"
21.       Underwriters                       Not applicable
22.       Calculation of Performance Data    "Performance Information"
23.       Financial Statements               Not applicable

Provident Tax Managed Growth Fund
300 North Lake Avenue
Pasadena, CA 91101
(800) 000-0000

The Fund seeks long term growth of capital. While trying to achieve this goal, the Fund will also try to minimize tax liability for investors. Dividend income is incidental. The Fund invests primarily in equity securities of companies with medium and large market capitalizations.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Fund invests and the services available to shareholders. To learn more about the Fund and its investments, you can obtain a copy of the Fund's most recent financial reports and portfolio listing, or a copy of the Statement of Additional Information
(SAI) dated , 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of this prospectus). For a free copy of either document, call (800) 618-7643. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the U.S. Government, the FDIC, the Federal Reserve Board, or any other U.S. Government agency, and are subject to investment risk, including the possible loss of principal.

Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus
               , 1997


Prospectus

Key Facts                3         The Fund at a Glance
                         3         Who May Want to Invest
                         4         Expenses

The Fund in Detail       5         Charter How the Fund is organized
                         5         Information About the Fund's Investments The
                                   Fund's overall approach to investing.
                         6         Securities and Investment Practices More
                                   information about how the Fund invests.
                         8         Breakdown of Expenses How operating costs and
                                   calculated and what they include.

Your Account             9         How to Buy Shares
                         10        How to Sell Shares
                         10        Investor Services

                         11        Dividends, Capital Gains and Taxes
                         12        Transaction Details Share price calculations
                                   and the timing of purchases and redemptions.

General Information      13        Key Facts


Prospectus

The Fund at a Glance

Management: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Fund's Advisor. At June 30, 1997, total assets under PIC's management were $20.4 billion.


Goal: Long term growth of capital (increase in the value of the Fund's shares). The Fund will try to minimize tax liability for investors. As with any mutual fund, there is no assurance that the Fund will achieve its goal.

Strategy: Invests in equity securities of companies with medium and large market capitalizations (market capitalizations of at least $1 billion).

Who May Want to Invest The Fund is designed for investors who are willing to endure stock market fluctuations and who want to focus on medium and large capitalization stocks in search of above average after tax returns.


The value of the Fund's investments will vary from day to day, and generally reflects market conditions, interest rates, and other company, political or economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. When you sell your shares, they may be worth more or less than what you paid for them. By itself, the Fund does not constitute a balanced investment plan.


Prospectus

Expenses

Shareholder transactions expenses are charges you pay when you buy, sell or hold shares in a fund.

Maximum sales charge                              None

Maximum sales charge on reinvested dividends      None

Deferred sales charge on redemptions              None

Annual Fund operating expenses are paid out of the Fund's assets. The Fund pays an investment advisory fee equal to 0.80% of the Fund's average net assets. It also incurs other expenses for services such as administrative services, maintaining shareholder records and furnishing shareholder statements and financial reports. The Fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts.

The following are projections based on estimated expenses, and are calculated as a percentage of average net assets. PIC reimburses the Fund for any expenses in excess of 1.10% of average net assets.

Management fee           0.80%
12b-1 fee                None
Other expenses           0.30%
                         -----
Total Fund operating
          expenses       1.10%


Example: Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invest, here's how much you would pay in total expenses if you close your account after the number of years indicated:

After 1 year        $11       After 3 years       $35

This example illustrates the effect of expenses, but it is not meant to suggest actual or expected costs or returns, all of which may vary.


Prospectus

Charter


The Provident Tax Managed Growth Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, the Fund is a diversified series of PIC Investment Trust, which is an open-end management investment company, organized as a Delaware business trust on December 11, 1991. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically during the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The majority of Trustees are not otherwise affiliated with PIC. The Fund may hold special meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental policies, approve an investment advisory contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based on the number of shares you own. PIC is the adviser to the Fund. An investment committee of PIC formulates and implements an investment program for the Fund, including determining which securities should be bought and sold. PIC may select broker-dealers that sell shares of the Fund to carry out transactions for the Fund, provided that the Fund receives brokerage services and commission rates comparable to those of other broker-dealers. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services.


Information About the Fund's  Investments


The Fund seeks long term growth of capital while trying to minimize tax liability for investors by investing primarily in equity securities of companies with medium and large market capitalizations.

PIC will invest at least 65%, and normally at least 95%, of the Fund's total assets in equity securities of companies with medium and large market capitalizations (that is, at least $1 billion). PIC research professionals conduct intense fundamental research to determine a company's prospects for growth. PIC analyses the ability of a company's management to generate above-average revenue, earnings and cash flow in the future. PIC research professionals employ a "bottom-up" approach to equity investing, preferring to identify and invest in individual companies that meet their quality characteristics rather than using macro-economic analysis. The Fund invests across a broad cross section of industries, and will minimize extreme overweighting or underweighting of its portfolio relative to sector weightings of the Standard & Poor's 500 Stock Index. In selecting securities for the Fund, PIC will focus its efforts on finding companies with steady sales and above average earnings growth. In addition, PIC will attempt to find companies where changes in corporate operations and competitive markets will allow for future significant growth of sales and earnings. Finally, the Fund will attemp to invest in companies where there are other opportunities for future earnings growth. It will endeavor to invest in securities valued at attractive levels, particularly relative to their growth rates with historical multiples of earnings and comparable peer candidates. The Fund plans to employ tax efficient strategies designed to reduce but not eliminate the impact of capital gains taxes on shareholders' after tax returns. As part of this strategy, when selling investments the managers will select the highest cost basis shares held, to reduce realized capital gains. In addition, the managers will attempt to offset capital gains by realizing capital losses when possible. These procedures will not necessarily prevent the Fund from selling securities as necessary to meet shareholder redemptions or economic, market or issuer specific investment considerations.


PIC expects the Fund to have a low portfolio turnover rate, estimated to be less than 40% per year. The value of the Fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. As a mutual fund, the Fund seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when you sell your shares of the Fund, they may be worth more or less than what you paid for them. PIC normally invests the Fund's assets according to its investment strategy, but the Fund reserves the right to invest without limitation in short and intermediate term instruments for temporary, defensive purposes.

Securities and Investment  Practices.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, and strategies PIC may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well. A complete listing of the Fund's policies and limitations and more detailed information about the Fund's investments is contained in the SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goals. Current holdings and recent investment strategies are described in the Fund's financial reports which are sent to shareholders twice a year.

Equity Securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Restriction: With respect to 75% of total assets, the Fund may not own more than 10% of the outstanding voting securities of a single issuer.

Short Term Investments are debt securities that mature within a year of the date they are purchased by the Fund. Some specific examples of short term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements.

Intermediate Term Investments are debt securities that mature within ten years of the date they are purchased by the Fund. Intermediate term debt securities include notes and bonds issued by the U.S. Government or a corporation.

Restriction: The Fund will only purchase short and intermediate term investments which are "high quality." High quality means the investments have been rated A-1 by S&P or Prime-1 by Moody's, or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

Exposure to Foreign Markets. Foreign securities (which are issued by companies based outside the U.S.) and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Restriction: The Fund may invest no more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ National Market System.

Options and Futures. The Fund has the right to use options and futures to hedge its investments in securities, but PIC does not expect to use these instruments during this fiscal year. The Fund will advise you before any investment will be made in options or futures. See the SAI for details.

Fundamental Investment Policies and Restrictions

Some of the policies and restrictions discussed on this and the preceding pages are fundamental; that is, subject to change only by shareholder approval. The Fund's investment objective, as well as those policies described in the following paragraph are fundamental. All policies stated throughout the prospectus, other than those identified in the following paragraph, can be changed without shareholder approval. The Fund, with respect to 75% of total assets, may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer. The Fund may not invest more than 25% of its total assets in any one industry.

Breakdown of Expenses Like all mutual funds, the Fund pays fees related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts. The Fund pays an investment advisory fee to PIC each month for managing its investments, at the annual rate of 0.80% of the Fund's average net assets. While the investment advisory fee is a significant component of the Fund's annual operating costs, the Fund also pays other expenses. The Fund pays a monthly administration fee to Investment Company Administration Corporation for managing some of their business affairs, at the annual rate of 0.10 % of its average net assets. The Fund also pays other expenses, such as legal, audit and transfer agency fees, as well as the compensation of Trustees who are not affiliated with PIC. PIC has agreed to reimburse the Fund for investment advisory fees and other expenses above 1.10% of the Fund's average net assets. PIC retains the ability to be repaid by the Fund if expenses subsequently fall below the specified limit within the next three years. This reimbursement arrangement, which may be terminated at any time without notice, will decrease the Fund's expenses and boost its performance.


Prospectus

                   Your Account

How to Buy Shares Once each business day, the Fund  calculates  its share price:
The share price is the Fund's net asset value (NAV). Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time. If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared. Rodney Square Management Corporation (RSMC) is the Fund's Transfer Agent; its address is 1105 N. Market Street, 3rd floor, Wilmington, Delaware 19890, and its mailing address is P.O. Box 8987, Wilmington, DE 19899. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

Minimum Investments
To Open an Account*       $500,000
To Add to an Account          $250

*The minimum may be waived for advisors or financial institutions offering investors a program of services, or any other person or organization deemed appropriate by the Fund.

For Information:                     (626) 449-8500

To Invest

By Mail:

     PIC Funds P.O. Box 8981 Wilmington, DE 19899

By Wire:

     Call: (800) 618-7643 to set up an account and arrange a wire transfer



                   Prospectus
                                        6

How to Sell Shares You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m.
Eastern time. Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
   You wish to redeem more than $100,000 worth of shares, Your account registration has changed within the last 30 days, The check is being mailed to a different address from the one on your account (record address), or The check is being made payable to someone other than the account owner.
You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee. How to notify us Write a "letter of instruction" with:
   Your name,
   Your Fund account number,
   The dollar amount or number of shares to be redeemed, and Any other applicable requirements listed in the table at right.
   Unless otherwise instructed, PIC will send a check to the record address. Mail your letter to:
PIC Total Return Fund
P.O. Box 8987
Wilmington, DE 19899

Investor Services PIC's telephone representatives can be reached at (626) 449-8500. Statements and reports that PIC sends to you include the following:
   Confirmation statements (after every transaction that affects your account balance or your account registration) Financial reports (every six months)



Prospectus
                                        7

Dividends, Capital Gains, and
Taxes

The Fund distributes substantially
all of its net income and capital
gains, if any, to shareholders each
year. Normally, dividends and
capital gains are distributed in
December.

Distribution Options

When you open an account, specify
on your application how you want
to receive your distributions. If the
option you prefer is not listed on
the application, call (800) 618-7643
for instructions. The Fund offers
three options:

1. Reinvestment Option. Your
dividend and capital gain
distributions will be automatically
reinvested in additional shares of
the Fund. If you do not indicate a
choice on your application, you will
be assigned this option.

2. Income-Earned Option. Your capital
gain distributions will be
automatically reinvested, but you
will be sent a check for each
dividend distribution.

3.  Cash Option. You will be sent a
check for your dividend and capital
gain distributions.
For retirement accounts, all
distributions are automatically
reinvested. When you are over 59
1/2 years old, you can receive
distributions in cash.


Understanding Distributions As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its earnings along to its investors as distributions. The Fund earns dividends from stocks and interest from short term investments. These are passed along as dividend distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days. Taxes As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications. Taxes on distributions. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. For federal tax purposes, the Fund's income and short term capital gain distributions are taxed as dividends; long term capital gain distributions are taxed as long term capital gains. Every January, PIC will send you and the IRS a statement showing the taxable distributions. Taxes on transactions. Your redemptions are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them. Whenever you sell shares of the Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sales resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains. "Buying a dividend." If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the Fund may have to limit its investment activity in some types of instruments. Transaction Details The Fund is open for business each day the New York Stock Exchange (NYSE) is open. PIC calculates the Fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time. The Fund's NAV is the value of a single share. The NAV is computed by adding the value of the Fund's investments, cash, and other assets, subtracting its liabilities and then dividing the result by the number of shares outstanding. The NAV is redemption price (price to sell one share). The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value. When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31 % withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions. The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund. When you buy shares, your order will be processed at the next NAV calculated after your order is received and accepted. Note the following:
   All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks. PIC does not accept cash. When making a purchase with more than one check, each check must have a value of at least $50. The Fund reserves the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.
To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead. When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:

     Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

General Information The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Act provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses of the Trust will be allocated among the series in proportion to the total net assets of each series by the Board of Trustees. The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its outstanding shares. If not so terminated, the Trust will continue indefinitely.

                              PIC INVESTMENT TRUST

Statement of Additional Information

Dated December  , 1997


This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Tax Management Growth Fund series (the "Fund") of PIC Investment Trust (the "Trust"). There are six other series of the Trust: the PIC Balanced Fund, PIC Growth Fund, PIC Pinnacle Growth Fund, PIC Small Company Growth Fund, PIC Pinnacle Small Company Growth Fund and PIC Small Cap. Growth Fund, which have separate Statements of Additional Information. Provident Investment Counsel (the "Advisor") is the Advisor to the Fund. A copy of the applicable prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (626) 449-8500.


TABLE OF CONTENTS

                                                       Cross-reference to page
                                                       in the prospectus of
                                                        the PIC Funds

Investment Objective and Policies................B-2           5
      Investment Restrictions...............     B-2           7
      Repurchase Agreements.................     B-3           7
      Options Activities....................     B-3           7
      Futures Contracts.....................     B-3           7
      Foreign Securities....................     B-4           7
      Forward Foreign Currency
           Exchange Contracts...............     B-4
Segregated Accounts..............                B-5
      Debt Securities and
           Ratings..........................     B-5           7
Management..................................     B-5           5, 8
Portfolio Transactions and
      Brokerage.............................     B-7           5
Net Asset Value.............................     B-8           12
Taxation....................................     B-8           11
Dividends and Distributions.................     B-8           11
Performance Information.....................     B-8
General Information.........................     B-9           13
Appendix....................................    B-10


                   Prospectus
                                                         8

INVESTMENT OBJECTIVES AND POLICIES


     The investment objective of the Fund is to provide long-term growth of capital. There is no assurance that the Fund will achieve its objective. In seeking its objective, the Fund will try to minimize tax liability for investors. The discussion below supplements information contained in the prospectus as to investment policies of the Fund.


      The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
      As a matter of fundamental policy, the Fund is diversified; i.e., as to 75% of the value of the Fund's total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities). The Fund's investment objective is fundamental.
      In addition, the Fund may not:
      1. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;
      2.  Make short sales of securities or maintain a short position;
      3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;
      4. Write put or call options, except that the Fund may write covered call and cash secured put options and purchase call and put options on stocks and stock indices;
      5. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);
      6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);
      7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);
      8. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts;
      9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;
      10. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or
      11. Make investments for the purpose of exercising control or management. The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal and state regulatory authorities:
      The Fund may not:
      1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal law.


     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).


Repurchase Agreements
      Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.
      Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under that Code that would allow them immediately to resell the collateral. Options Activities
      The Fund may write call options on stocks and stock indices, if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns the optioned securities. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.
      The Fund may purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).
      The Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.
      The Fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.
      In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures. Futures Contracts
      The Fund may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.
      Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.
      A stock index futures contract may be used as a hedge by the Fund with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.
      There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained, and the Fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures on stock indexes.
      In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.
      Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities
      The Fund may invest in securities of foreign issuers in foreign markets. In addition, the Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. Forward Foreign Currency Exchange Contracts
      The Fund may enter into forward contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.
      The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or (2) the Fund maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.
      At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.
      The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. Segregated Accounts
      When the Fund writes an option, sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Fund in order to insure that the Fund will be able to meet its obligations. In the case of a call that has been written, the securities covering the option will be maintained in the segregated account and cannot be sold by the Fund until released. In the case of a put that has been written or a forward foreign currency contract that has been entered into, cash, U.S. Government securities or other liquid assets will be maintained in the segregated account in an amount sufficient to meet the Fund's obligations pursuant to the put or forward contract. In the case of a futures contract, cash, U.S. Government securities or other liquid assets will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings
      Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. The Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

                                                       MANAGEMENT

      The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to their officers, subject to their investment objectives and policies and to general supervision by its Boards of Trustees.
      The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:


Jettie M.  Edwards (age 50),  Trustee        Consulting   principal  of
76  Seaview  Drive                                Syrus  Associates
Santa Barbara,  CA 93108                          (consulting  firm)


Bernard J. Johnson (age 72), Trustee         Retired;  formerly  Chairman
                                             Emeritus  of the  Advisor
300 North  Lake  Avenue
Pasadena,  CA 91101


Jeffrey D.  Lovell  (age 44),  Trustee       Managing  Director,
11150 Santa Monica Blvd., Ste 1650           President and co-founder
Los Angeles, CA 90025                        of Putnam,  Lovell &
                                             Thornton, Inc.
                                             (investment bankers)

Jeffrey J. Miller (age 46), President        Managing Director and Secretary of
                          and Trustee*       the Advisor.
300 North Lake Avenue
Pasadena, CA 91101

Wayne H. Smith (age 55), Trustee             Vice President and Treasurer of Avery Dennison
150 N. Orange Grove Blvd.                    Corporation (pressure sensitive material and office products
Pasadena, CA  91103                          manufacturer)

Thad M. Brown (age 46), Vice                 Senior Vice President and Chief Financial Officer
     President, Secretary and                of the Advisor
     Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

---------------------------------

* denotes Trustees who are "interested persons" of the Trust under the 1940 Act. The following compensation was paid to each of the following Trustees.

No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                                   Deferred
                                                                   Compensation
Name of Trustee                     Total Compensation             Accrued
---------------                     ------------------             -------
Jettie M. Edwards                   $12,0001                       -0-
Bernard J. Johnson                  12,0001                        -0-
Jeffrey D. Lovell                   12,0001                        8,845
Wayne H. Smith                      12,0001                        8,845

                   1 Compensation was paid by the Registrant

The Advisor


          The following information is provided about the Advisor. Subject to the supervision of the Board of Trustees, investment management and services are provided to the Fund by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Trust and the Fund are responsible for their operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations with respect to which the Trust may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.
          The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. On February 15, 1995, UAM acquired the assets of the Advisor's predecessor, which had the same name as the Advisor. The term "Advisor" also refers to the Advisor's predecessor.
          Under the Advisory Agreement, the Advisor will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
          The Advisory Agreement will remain in effect for two years from their execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.
          The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Fund. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).
                                          PORTFOLIO TRANSACTIONS AND BROKERAGE
          The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Fund and/or other accounts of the Advisor. Subject to the requirement of achieving best execution, the Advisor expects to allocate a substantial portion of the Fund's brokerage commissions to Montgomery Securities, which will be acting as custodian for the Fund's securities.
          The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.
          The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Fund in the valuation of the Fund's investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.
                                                     NET ASSET VALUE
          The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.
          The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares of the Fund outstanding at such time.
                                                        TAXATION
          The Fund will be taxed as a separate entity under the Internal Revenue Code and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.
          In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.
          The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
                                               DIVIDENDS AND DISTRIBUTIONS
          Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.
          Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

          The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.
                                                 PERFORMANCE INFORMATION
Total Return
          Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:
          P(1 + T)n = ERV
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.
          Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Yield
          Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:
          YIELD = 2 [(a-b + 1)6 - 1]
                            cd
where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and d equals the maximum offering price per share on the last day of the period.
          Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totalling all such interest earned.
                   Shareholder Account Policies

          For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. Other information
          Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.
                                                   GENERAL INFORMATION

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created seven series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the series by the Trustees, generally on the basis of the relative net assets of the Fund.
          Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
          The Fund's custodian, Montgomery Securities, 600 Montgomery Street, San Francisco, CA 94111 is responsible for holding the Fund's assets, and American Data Services acts as the Trust's accounting services agent. The Trust's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.
          Shares of Fund owned by the Trustees and officers as a group were less than 1%.

                                                        APPENDIX
                                                 Description of Ratings
Moody's Investors Service, Inc.: Corporate Bond Ratings
          Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
          Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

          AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

          AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

          A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

          Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.


          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.


          Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.


Prospectus
                                                            9

                                                         PART C
                                                    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
          (a)      Financial Statements:

                   Not applicable

          (b)      Exhibits:
                   (1)       Declaration of Trust3
                   (2)       By-Laws3
                   (3)       Not applicable
                   (4)       Specimen stock certificate3
                   (5)       Management Agreement
                   (6)       Distribution Agreement3
                   (7)       Not applicable
                   (8)       Custodian Agreement1
                   (9)       (i) Administration Agreement with Investment Company
                             Administration Corporation3
                             (ii) Administration Agreement with Provident Investment
                             Counsel3
                             (iii) Administration Agreement with Investment Company
                             Administration Agreement relating to the Growth Equity with
                             Income Fund
                   (10)      Opinion and consent of counsel3
                   (11)      Not applicable
                   (12)      Not applicable
                   (13)      Investment letter3
                   (14)      Individual Retirement Account forms2
                   (15)      Distribution Plan pursuant to Rule 12b-14
                   (16)      Not applicable
                   (17)      Financial Data Schedules

          1  Previously  filed  with  Pre-effective   Amendment  No.  1  to  the
Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 16, 1992 and incorporated herein by reference.
          2 Previously filed with Post-effective Amendment No. 1 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 7, 1993 and incorporated herein by reference.
          3 Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.
          4 Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on January 27, 1996 and incorporated herein by reference.

Item 25.  Persons Controlled by or under Common Control with Registrant.

          As of August 31, 1997, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio and PIC Small Cap. Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

Item 26.  Number of Holders of Securities.


          As of August 31, 1997, the PIC Growth Fund had 318 shareholders; the PIC Balanced Fund had 78 shareholders; the PIC Small Company Growth Fund had 81 shareholders; and the PIC Small Cap. Growth Fund had three shareholders.

Item 27.  Indemnification.
          Article VI of Registrant's By-Laws states as follows:
          Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

          Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

      (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

      (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

      (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

          The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

          Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

          Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

          No  indemnification  shall  be  made  under  Sections  2 or 3 of  this
Article:


          (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or


          (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

          (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in
                   Section 6 of this Article is obtained.

          Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

          Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:


        (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

        (b)      A written opinion by an independent legal counsel.


          Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.


          Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.


          Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:


          (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or Shareholder Account Policies



          (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.


          Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.


Item 28.  Business and Other Connections of Investment Adviser.


          Not applicable.


Item 29.  Principal Underwriters.


          (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                   Guinness Flight Investment Funds, Inc. Jurika & Voyles Mutual Funds Hotchkis and Wiley Funds Kayne Anderson Mutual Funds Masters' Select Investment Fund PIC Investment Trust Professionally Managed Portfolios Rainier Investment
                   Management Mutual Funds RNC Liquid Assets Fund, Inc. O'Shaughnessy Funds, Inc.

          (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:
                           Position and Offices            Position and
Name and Principal         with Principal                  Offices with
Business Address           Underwriter                     Registrant

Robert H. Wadsworth        President                       Assistant
4455 E. Camelback Road     and Treasurer                   Secretary
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl            Vice President                  Assistant
2025 E. Financial Way                                      Treasurer
Glendora, CA 91741


Steven J. Paggioli         Vice President &                Assistant
479 West 22nd Street       Secretary                       Secretary
New York, New York 10011


          (c)  Not applicable.

Item 30. Location of Accounts and Records.


          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

Item 31. Management Services.


          Not applicable.

Item 32. Undertakings.


     The Registrant undertakes to file a Post-Effective Amendment containing financial statements, which may be unaudited of the Provident Tax Managed Growth Fund, within four to six months of the effective date of this Amendment.



          The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 12th day of December, 1997.


               PIC INVESTMENT TRUST

                                    Jeffrey J. Miller*
                                By  Jeffrey J. Miller
                                        President


     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on December 12, 1997.



Jeffrey J. Miller*                      President and Trustee
 Jeffrey J. Miller

Jettie M. Edwards*                      Trustee
Jettie M. Edwards

Bernard J. Johnson*                     Trustee
Bernard J. Johnson

Jeffrey D. Lovell*                      Trustee
Jeffrey D. Lovell

Wayne H. Smith*                         Trustee
Wayne H. Smith

Thad M. Brown*                         Treasurer and Principal
Thad M. Brown                          Financial and Accounting
                                       Officer
*    Robert H. Wadsworth
By: Robert H. Wadsworth
      Attorney-in-fact